TRANSACTIONS WITH SUNPOWER AND TOTALENERGIES - Transactions with Total (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Jan. 01, 2023	Jan. 02, 2022
Related Party Transaction [Line Items]
Accounts receivable, net		$ 62,700
Other receivables		14,278	$ 19,394
Accounts payable	[1]	153,020	247,870
Contract liabilities, current portion	[1]	134,171	139,267
Contract liabilities, net of current portion	[1]	113,564	161,678
Related party
Related Party Transaction [Line Items]
Revenue		206,000	283,300	$ 225,900
Related party | TotalEnergies
Related Party Transaction [Line Items]
Accounts receivable, net		13,390	10,732
Other receivables		794	0
Accounts payable		232	8
Contract liabilities, current portion		218	58,852
Contract liabilities, net of current portion		0	4,319
Contract with customer, refund liability		18,229	22,146
Revenue		$ 99,694	$ 76,216	$ 14,733

[1]	We have related-party balances for transactions with TCL Zhonghuan Renewable Energy Technology Co. Ltd, SunPower and TotalEnergies S.E. and its affiliates as well as unconsolidated entities in which we have a direct equity investment. These related-party balances are recorded within the “Accounts receivable, net,” “Prepaid expenses and other current assets,” “Other long-term assets,” “Accounts payable,” “Accrued liabilities,” “Contract liabilities, current portion,” “Contract liabilities, net of current portion,” “Convertible debt,” and “Other long-term liabilities” financial statement line items in our Consolidated Balance Sheets (see Note 3, Note 4, Note 6, Note 10 and Note 11).